Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule on Impact of ASC 842 on Consolidated Balance Sheets
The impact of ASC 842 on the consolidated balance sheets as of December 31, 2021 and 2022 was as follows:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Operating leases:
Right-of-use assets	42,417,409	37,616,541
Lease liabilities-current	17,351,427	16,920,429
Lease liabilities-non-current	23,365,840	19,528,763

Summary of Other Information Related to Leases
Other information related to leases is presented below:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	20,376,826	21,478,066	18,669,210
Lease liability arising from obtaining Right-of-use assets	33,360,187	16,132,735	14,628,975

Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases
Maturities
of lease liabilities under
non-cancellable
leases as of December 31, 2022 are as follows:

Operating leases
RMB
2023	17,522,664
2024	12,278,559
2025	7,766,713
2026	1,538,067
2027	707,828
Thereafter	128,696
Total undiscounted lease payments	39,942,527
Less: Imputed interest	(3,493,335)
Total lease liabilities	36,449,192